Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2022 commodity depreciable_Asset_Class tie cubic_yards_per_mile ft
Finite-Lived Intangible Assets [Line Items]
Number of commodity groups | commodity	7
Property, Plant and Equipment [Abstract]
Rail and related track material, minimum level of activity to be capitalized | ft	39
Ties installation, minimum level of activity to be capitalized | tie	5
Ballast installation, minimum level of activity to be capitalized | cubic_yards_per_mile	171
Number of depreciable asset classes | depreciable_Asset_Class	40
Intangible Assets
Intangible assets amortization method	straight-line basis
Pensions
Pension Plan amortization of cumulative net actuarial gains and losses excess threshold	10.00%
Postretirement benefits amortization of cumulative net actuarial gains and losses excess threshold	10.00%
Minimum [Member]
Leases
Renewal term	1 year
Intangible Assets
Intangible asset useful life	20 years
Maximum [Member]
Leases
Renewal term	5 years
Intangible Assets
Intangible asset useful life	50 years